Distribution Date:	08/17/26	DBGS 2018-C1 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association

Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
		Directing Holder	RREF III-D AIV RR, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27
			-
Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29	Loan-Specific Directing	Waterfall Eden Master Fund, Ltd.
		Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23307DAW3	3.409000%	14,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	32.57%
A-2	23307DAX1	4.358000%	87,090,000.00	906,997.61	0.01	3,293.91	0.00	0.00	3,293.92	906,997.60	36.29%	32.57%
A-SB	23307DAY9	4.302000%	29,104,000.00	11,463,843.90	533,426.25	41,097.88	0.00	0.00	574,524.13	10,930,417.65	36.29%	32.57%
A-3	23307DAZ6	4.197000%	83,000,000.00	83,000,000.00	0.00	290,292.50	0.00	0.00	290,292.50	83,000,000.00	36.29%	32.57%
A-4	23307DBA0	4.466000%	504,969,000.00	504,969,000.00	0.00	1,879,326.29	0.00	0.00	1,879,326.29	504,969,000.00	36.29%	32.57%
A-M	23307DBC6	4.747909%	118,056,000.00	118,056,000.00	0.00	467,099.32	0.00	0.00	467,099.32	118,056,000.00	23.75%	21.49%
B	23307DBD4	4.769159%	41,063,000.00	41,063,000.00	0.00	163,196.66	0.00	0.00	163,196.66	41,063,000.00	19.38%	17.64%
C	23307DBE2	4.769159%	41,063,000.00	41,063,000.00	0.00	163,196.66	0.00	0.00	163,196.66	41,063,000.00	15.02%	13.78%
D	23307DAG8	3.019159%	26,948,000.00	26,948,000.00	0.00	67,800.26	0.00	0.00	67,800.26	26,948,000.00	12.16%	11.26%
E	23307DAJ2	3.019159%	20,531,000.00	20,531,000.00	0.00	51,655.30	0.00	0.00	51,655.30	20,531,000.00	9.98%	9.33%
F	23307DAL7	3.269159%	19,249,000.00	19,249,000.00	0.00	34,611.99	0.00	0.00	34,611.99	19,249,000.00	7.93%	7.52%
G-RR	23307DAP8	4.769159%	10,265,000.00	10,265,000.00	0.00	0.00	0.00	0.00	0.00	10,265,000.00	6.84%	6.56%
H-RR	23307DAR4	4.769159%	30,798,079.00	29,891,081.64	0.00	0.00	0.00	0.00	0.00	29,891,081.64	3.67%	3.67%
S	23307DAT0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23307DAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
7E-A	23307DBF9	4.637000%	5,486,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	84.33%
7E-B	23307DBH5	5.237000%	8,216,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	60.85%
7E-C	23307DBK8	0.000000%	7,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	38.13%
7E-D	23307DBM4	0.000000%	11,594,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.00%
7E-RR	23307DBQ5	0.000000%	1,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	4.769159%	15,635,211.50	13,820,196.88	8,124.32	52,223.41	0.00	0.00	60,347.73	13,812,072.56	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail
											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

RR	23307DBS1	4.769159%	23,471,068.35	20,746,427.74	12,195.96	78,396.08	0.00	0.00	90,592.04	20,734,231.78	0.00%	0.00%
Regular SubTotal			1,100,682,358.85	941,972,547.77	553,746.54	3,292,190.26	0.00	0.00	3,845,936.80	941,418,801.23

X-A	23307DBB8	0.290665%	836,659,000.00	718,395,841.52	0.00	174,010.31	0.00	0.00	174,010.31	717,862,415.25
X-B	23307DAA1	0.000000%	82,126,000.00	82,126,000.00	0.00	0.00	0.00	0.00	0.00	82,126,000.00
X-D	23307DAC7	1.750000%	47,479,000.00	47,479,000.00	0.00	69,240.21	0.00	0.00	69,240.21	47,479,000.00
X-F	23307DAE3	1.500000%	19,249,000.00	19,249,000.00	0.00	24,061.25	0.00	0.00	24,061.25	19,249,000.00
Notional SubTotal			985,513,000.00	867,249,841.52	0.00	267,311.77	0.00	0.00	267,311.77	866,716,415.25

Deal Distribution Total					553,746.54	3,559,502.03	0.00	0.00	4,113,248.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23307DAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23307DAX1	10.41448628	0.00000011	0.03782191	0.00000000	0.00000000	0.00000000	0.00000000	0.03782202	10.41448616
A-SB	23307DAY9	393.89238249	18.32827962	1.41210418	0.00000000	0.00000000	0.00000000	0.00000000	19.74038380	375.56410287
A-3	23307DAZ6	1,000.00000000	0.00000000	3.49750000	0.00000000	0.00000000	0.00000000	0.00000000	3.49750000	1,000.00000000
A-4	23307DBA0	1,000.00000000	0.00000000	3.72166666	0.00000000	0.00000000	0.00000000	0.00000000	3.72166666	1,000.00000000
A-M	23307DBC6	1,000.00000000	0.00000000	3.95659111	0.00000000	0.00000000	0.00000000	0.00000000	3.95659111	1,000.00000000
B	23307DBD4	1,000.00000000	0.00000000	3.97429949	0.00000000	0.00000000	0.00000000	0.00000000	3.97429949	1,000.00000000
C	23307DBE2	1,000.00000000	0.00000000	3.97429949	0.00000000	0.00000000	0.00000000	0.00000000	3.97429949	1,000.00000000
D	23307DAG8	1,000.00000000	0.00000000	2.51596631	0.00000000	0.00000000	0.00000000	0.00000000	2.51596631	1,000.00000000
E	23307DAJ2	1,000.00000000	0.00000000	2.51596610	0.00000000	0.00000000	0.00000000	0.00000000	2.51596610	1,000.00000000
F	23307DAL7	1,000.00000000	0.00000000	1.79811886	0.92618058	0.92618058	0.00000000	0.00000000	1.79811886	1,000.00000000
G-RR	23307DAP8	1,000.00000000	0.00000000	0.00000000	3.97429907	8.13028933	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	23307DAR4	970.55019698	0.00000000	0.00000000	3.85725714	120.95141421	0.00000000	0.00000000	0.00000000	970.55019698
S	23307DAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	23307DAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-A	23307DBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-B	23307DBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-C	23307DBK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-D	23307DBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-RR	23307DBQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	883.91493009	0.51961689	3.34011535	0.17282721	3.72730103	0.00000000	0.00000000	3.85973225	883.39531320
RR	23307DBS1	883.91493010	0.51961674	3.34011553	0.17282724	3.72729817	0.00000000	0.00000000	3.85973227	883.39531336

Notional Certificates
X-A	23307DBB8	858.64831612	0.00000000	0.20798236	0.00000000	0.00000000	0.00000000	0.00000000	0.20798236	858.01074900
X-B	23307DAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	23307DAC7	1,000.00000000	0.00000000	1.45833337	0.00000000	0.00000000	0.00000000	0.00000000	1.45833337	1,000.00000000
X-F	23307DAE3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	3,293.91	0.00	3,293.91	0.00	0.00	0.00	3,293.91	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	41,097.88	0.00	41,097.88	0.00	0.00	0.00	41,097.88	0.00
A-3	07/01/26 - 07/30/26	30	0.00	290,292.50	0.00	290,292.50	0.00	0.00	0.00	290,292.50	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,879,326.29	0.00	1,879,326.29	0.00	0.00	0.00	1,879,326.29	0.00
X-A	07/01/26 - 07/30/26	30	0.00	174,010.31	0.00	174,010.31	0.00	0.00	0.00	174,010.31	0.00
A-M	07/01/26 - 07/30/26	30	0.00	467,099.32	0.00	467,099.32	0.00	0.00	0.00	467,099.32	0.00
B	07/01/26 - 07/30/26	30	0.00	163,196.66	0.00	163,196.66	0.00	0.00	0.00	163,196.66	0.00
C	07/01/26 - 07/30/26	30	0.00	163,196.66	0.00	163,196.66	0.00	0.00	0.00	163,196.66	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	69,240.21	0.00	69,240.21	0.00	0.00	0.00	69,240.21	0.00
X-F	07/01/26 - 07/30/26	30	0.00	24,061.25	0.00	24,061.25	0.00	0.00	0.00	24,061.25	0.00
D	07/01/26 - 07/30/26	30	0.00	67,800.26	0.00	67,800.26	0.00	0.00	0.00	67,800.26	0.00
E	07/01/26 - 07/30/26	30	0.00	51,655.30	0.00	51,655.30	0.00	0.00	0.00	51,655.30	0.00
F	07/01/26 - 07/30/26	30	0.00	52,440.04	0.00	52,440.04	17,828.05	0.00	0.00	34,611.99	17,828.05
G-RR	07/01/26 - 07/30/26	30	42,661.24	40,796.18	0.00	40,796.18	40,796.18	0.00	0.00	0.00	83,457.42
H-RR	07/01/26 - 07/30/26	30	3,606,275.10	118,796.11	0.00	118,796.11	118,796.11	0.00	0.00	0.00	3,725,071.21
7E-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-RR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	07/01/26 - 07/30/26	30	55,574.95	54,925.60	0.00	54,925.60	2,702.19	0.00	0.00	52,223.41	58,277.14
RR	07/01/26 - 07/30/26	30	83,427.23	82,452.52	0.00	82,452.52	4,056.44	0.00	0.00	78,396.08	87,483.67
Totals			3,787,938.52	3,743,681.00	0.00	3,743,681.00	184,178.97	0.00	0.00	3,559,502.03	3,972,117.49

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V1)	N/A	N/A	330,148.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-1 (V2)	N/A	N/A	330,148.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V1)	N/A	N/A	1,991,177.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.769159%	1,991,177.65	20,737.09	0.00	82.42	0.00	0.00	82.42	20,737.09
V-A-3 (V1)	N/A	N/A	1,897,666.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.769159%	1,897,666.15	1,897,666.15	0.00	7,541.89	0.00	0.00	7,541.89	1,897,666.15
V-A-4 (V1)	N/A	N/A	11,545,332.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.769159%	11,545,332.25	11,545,332.25	0.00	45,884.61	0.00	0.00	45,884.61	11,545,332.25
V-A-SB (V1)	N/A	N/A	665,417.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.769159%	665,417.78	262,102.99	12,195.96	1,041.68	0.00	0.00	13,237.64	249,907.03
V-AM (V1)	N/A	N/A	2,699,167.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-AM (V2)	N/A	4.769159%	2,699,167.17	2,699,167.17	0.00	10,727.30	0.00	0.00	10,727.30	2,699,167.17
V-B (V1)	N/A	N/A	938,841.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.769159%	938,841.75	938,841.75	0.00	3,731.24	0.00	0.00	3,731.24	938,841.75
V-C (V1)	N/A	N/A	938,841.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.769159%	938,841.75	938,841.75	0.00	3,731.24	0.00	0.00	3,731.24	938,841.75
V-D (V1)	N/A	N/A	616,124.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.769159%	616,124.18	616,124.18	0.00	2,448.66	0.00	0.00	2,448.66	616,124.18
V-E (V1)	N/A	N/A	469,409.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.769159%	469,409.44	469,409.44	0.00	1,865.57	0.00	0.00	1,865.57	469,409.44
V-F (V1)	N/A	N/A	440,098.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.769159%	440,098.50	440,098.50	0.00	1,341.47	0.00	0.00	1,341.47	440,098.50
V-G (V1)	N/A	N/A	234,693.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.769159%	234,693.29	234,693.29	0.00	0.00	0.00	0.00	0.00	234,693.29
V-H (V1)	N/A	N/A	704,150.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.769159%	704,150.26	683,413.17	0.00	0.00	0.00	0.00	0.00	683,413.17
Regular Interest Total			46,942,136.70	20,746,427.73	12,195.96	78,396.08	0.00	0.00	90,592.04	20,734,231.77
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,113,248.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,718,968.87	Master Servicing Fee	7,811.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,862.90
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	405.10
ARD Interest	0.00	Operating Advisor Fee	1,839.69
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,718,968.87	Total Fees	15,208.97

Principal		Expenses/Reimbursements
Scheduled Principal	553,746.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	125,521.84
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,170.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,566.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	553,746.55	Total Expenses/Reimbursements	144,257.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,559,502.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	553,746.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,113,248.57
Total Funds Collected	4,272,715.42	Total Funds Distributed	4,272,715.40

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	941,972,547.78	941,972,547.78	Beginning Certificate Balance	941,972,547.77
(-) Scheduled Principal Collections	553,746.55	553,746.55	(-) Principal Distributions	553,746.54
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	941,418,801.23	941,418,801.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	943,539,914.20	943,539,914.20	Ending Certificate Balance	941,418,801.23
Ending Actual Collateral Balance	943,098,449.97	943,098,449.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP	Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP
10,000,000 or less	7	49,558,129.06	5.26%	(2)	4.3775	2.253613	1.49x or less	8	158,802,600.20	16.87%	15	5.0043	0.775789
10,000,001 to 20,000,000	12	204,568,104.33	21.73%	17	4.7103	1.871877	1.50x to 1.59x	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	8	203,154,290.37	21.58%	24	4.4046	2.419756	1.60x to 1.74x	5	99,402,107.63	10.56%	14	4.8934	1.708561
30,000,001 to 40,000,000	4	132,516,018.15	14.08%	24	4.5801	2.761170	1.75x to 1.99x	4	82,833,898.49	8.80%	24	5.0628	1.831672
40,000,001 to 50,000,000	1	42,000,000.00	4.46%	26	4.3879	4.352000	2.00x to 2.49x	5	168,846,266.41	17.94%	24	4.4906	2.334074
50,000,001 to 70,000,000	2	108,609,330.82	11.54%	26	4.5465	1.664717	2.5x to 3.49x	11	283,861,000.00	30.15%	24	4.3280	2.950903
70,000,001 or greater	2	155,000,000.00	16.46%	25	4.8805	2.661248	3.5x or greater	3	101,660,000.00	10.80%	25	4.2258	4.442980
Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248	Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	46,012,928.50	4.89%	17	4.4504	NAP
							Defeased	11	46,012,928.50	4.89%	17	4.4504	NAP
Arizona	1	8,237,234.04	0.87%	25	4.0473	4.563200
							Industrial	9	53,134,816.68	5.64%	24	4.4530	3.337173
California	9	323,318,335.08	34.34%	22	4.2117	3.139857
							Mixed Use	3	139,000,000.00	14.76%	26	4.7777	3.221479
Colorado	1	18,171,921.93	1.93%	25	4.8350	1.115700
							Mobile Home Park	10	58,139,166.53	6.18%	24	4.8831	1.733353
Delaware	1	53,136,000.00	5.64%	24	4.2775	1.743600
							Multi-Family	1	37,500,000.00	3.98%	20	3.7218	2.887600
Florida	1	47,000,000.00	4.99%	23	4.1212	2.596600
							Office	11	364,414,655.36	38.71%	21	4.6460	2.184082
Indiana	3	11,481,837.37	1.22%	0	5.0045	1.659227
							Retail	11	243,217,234.14	25.84%	19	4.5210	2.031300
Iowa	1	19,107,171.67	2.03%	23	5.0930	1.020000
							Totals	56	941,418,801.23	100.00%	21	4.5905	2.371248
Massachusetts	1	75,000,000.00	7.97%	24	4.8833	2.301300

Mexico	1	2,360,868.04	0.25%	23	4.9405	1.864000

Michigan	1	10,217,688.08	1.09%	(35)	5.2950	1.748500

Mississippi	1	3,419,885.99	0.36%	23	4.9405	1.864000

Nevada	2	33,155,320.86	3.52%	24	4.9100	1.692400

New Mexico	1	3,838,096.89	0.41%	23	4.9405	1.864000

New York	1	42,000,000.00	4.46%	26	4.3879	4.352000

Ohio	2	40,855,496.25	4.34%	24	4.8016	1.009786

Oregon	1	4,927,468.86	0.52%	23	4.9405	1.864000

Pennsylvania	1	2,714,998.25	0.29%	23	4.9405	1.864000

Texas	12	112,979,428.24	12.00%	25	5.2724	1.919774

Washington	3	76,836,109.00	8.16%	19	4.9545	0.867490

Wisconsin	1	6,648,012.16	0.71%	(35)	4.9500	1.733100

Totals	56	941,418,801.23	100.00%	21	4.5905	2.371248

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP	Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP
	3.9999% or less	5	81,145,569.12	8.62%	21	3.4955	2.584674	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	7	186,660,000.00	19.83%	25	4.1224	3.428484	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	3	95,136,000.00	10.11%	25	4.3262	3.237159	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	48,526,437.37	5.15%	24	4.6533	2.319207	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.999%	9	301,397,976.20	32.02%	20	4.8831	2.055042	49 months or greater	36	895,405,872.73	95.11%	22	4.5977	2.376772
	5.0000% or greater	9	182,539,890.04	19.39%	18	5.2294	1.307009	Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248
	Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP	Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP
	60 months or less	36	895,405,872.73	95.11%	22	4.5977	2.376772	Interest Only	19	528,647,637.93	56.15%	22	4.4454	2.955141
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	270 months or less	17	366,758,234.80	38.96%	20	4.8173	1.543107
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	46,012,928.50	4.89%	17	4.4504	NAP			No outstanding loans in this group
Underwriter's Information		6	134,436,000.00	14.28%	24	4.1003	2.894942
	12 months or less	29	740,969,872.73	78.71%	21	4.7419	2.282513
	13 months to 24 months	1	20,000,000.00	2.12%	25	2.6000	2.385900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	941,418,801.23	100.00%	21	4.5905	2.371248
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656120860	OF	Sunnyvale	CA	Actual/360	4.131%	82,527.92	0.00	0.00	N/A	10/06/28	--	23,200,000.00	23,200,000.00	08/06/26
1A	301271681				Actual/360	4.131%	202,051.11	0.00	0.00	N/A	10/06/28	--	56,800,000.00	56,800,000.00	08/06/26
2	301271688	MU	San Francisco	CA	Actual/360	4.878%	336,040.00	0.00	0.00	N/A	10/06/28	--	80,000,000.00	80,000,000.00	08/06/26
3	301271661	OF	Needham	MA	Actual/360	4.883%	315,376.56	0.00	0.00	08/06/28	12/06/30	--	75,000,000.00	75,000,000.00	08/06/26
4	320611004	OF	Renton	WA	Actual/360	5.002%	223,489.70	77,198.86	0.00	N/A	10/06/28	--	51,886,529.68	51,809,330.82	11/06/24
5	656120845	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	08/01/26
5A	320211001				Actual/360	4.277%	85,219.21	0.00	0.00	N/A	08/01/28	--	23,136,000.00	23,136,000.00	08/01/26
6	310731016	RT	Aventura	FL	Actual/360	4.121%	35,488.54	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	08/01/26
6A	310731017				Actual/360	4.121%	7,097.71	0.00	0.00	N/A	07/01/28	--	2,000,000.00	2,000,000.00	08/01/26
6B	310731010				Actual/360	4.121%	124,209.90	0.00	0.00	N/A	07/01/28	--	35,000,000.00	35,000,000.00	08/01/26
7	656120866	MU	New York	NY	Actual/360	4.388%	158,694.17	0.00	0.00	N/A	10/06/28	--	42,000,000.00	42,000,000.00	08/06/26
9	320611009	RT	Canutillo	TX	30/360	5.103%	143,602.32	68,219.99	0.00	N/A	10/06/28	--	33,768,917.28	33,700,697.29	08/06/26
10	656120831	MF	San Francisco	CA	Actual/360	3.722%	64,097.98	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	08/06/26
10A	656120834				Actual/360	3.722%	32,048.99	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	08/06/26
10B	656120835				Actual/360	3.722%	24,036.74	0.00	0.00	N/A	04/06/28	--	7,500,000.00	7,500,000.00	08/06/26
11	320611011	IN	El Paso	TX	Actual/360	4.316%	137,512.56	0.00	0.00	N/A	09/06/28	--	37,000,000.00	37,000,000.00	08/06/26
12	320611012	MH	Las Vegas	NV	Actual/360	4.910%	140,397.67	50,882.82	0.00	N/A	08/06/28	--	33,206,203.68	33,155,320.86	08/06/26
13	301271673	OF	Milpitas	CA	Actual/360	4.173%	110,160.95	0.00	0.00	N/A	09/06/28	--	30,660,000.00	30,660,000.00	08/06/26
14	320611014	IN	Various	Various	Actual/360	4.047%	101,071.08	0.00	0.00	09/06/28	09/06/33	--	29,000,000.00	29,000,000.00	08/06/26
15	656120859	OF	Independence	OH	Actual/360	4.865%	105,160.75	48,133.66	0.00	N/A	09/06/28	--	25,102,192.54	25,054,058.88	08/06/26
16	307001008	IN	Various	Various	Actual/360	4.941%	102,813.66	32,070.82	0.00	N/A	07/06/28	--	24,166,887.51	24,134,816.69	08/06/26
16A	320611118				Actual/360	4.941%	13,259.00	4,135.91	0.00	N/A	07/06/28	04/06/28	3,116,598.32	3,112,462.41	08/06/26
17	301271659	MH	Various	TX	Actual/360	4.848%	104,429.72	33,838.59	0.00	N/A	07/06/28	--	25,017,684.27	24,983,845.68	08/06/26
18	320611018	OF	Sunnyvale	CA	Actual/360	3.894%	79,415.67	38,414.98	0.00	N/A	04/06/28	--	23,683,984.10	23,645,569.12	08/06/26
19	301271687	OF	McAllen	TX	Actual/360	5.587%	93,400.35	32,716.74	0.00	N/A	10/06/28	--	19,413,803.27	19,381,086.53	08/06/26
20	320611020	OF	Denver	CO	Actual/360	4.835%	75,804.36	35,083.46	0.00	N/A	09/06/28	--	18,207,005.39	18,171,921.93	07/06/26
21	656120858	RT	West Hollywood	CA	Actual/360	2.600%	44,777.78	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	08/06/26
22	301271657	RT	Davenport	IA	Actual/360	5.093%	83,905.04	24,598.90	0.00	N/A	07/06/28	--	19,131,770.57	19,107,171.67	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	656120869	RT	Temple	TX	Actual/360	5.847%	90,305.39	22,263.07	0.00	N/A	10/06/28	--	17,936,061.82	17,913,798.75	08/06/26
24	301271655	RT	Grove City	OH	Actual/360	4.701%	64,084.07	29,281.55	0.00	N/A	07/06/28	--	15,830,718.92	15,801,437.37	08/06/26
25	301271671	MU	Fort Worth	TX	Actual/360	5.269%	77,124.99	0.00	0.00	N/A	09/06/28	--	17,000,000.00	17,000,000.00	08/06/26
27	301271662	RT	Ontario	CA	Actual/360	4.602%	65,386.75	0.00	0.00	N/A	08/06/28	--	16,500,000.00	16,500,000.00	08/06/26
28	320611028	OF	Redmond	WA	Actual/360	4.659%	65,093.35	0.00	0.00	N/A	08/06/28	--	16,225,000.00	16,225,000.00	08/06/26
30	320611030	OF	Los Angeles	CA	Actual/360	4.875%	59,820.31	0.00	0.00	09/07/23	09/06/28	--	14,250,000.00	14,250,000.00	08/06/26
31	301271679	OF	Traverse City	MI	Actual/360	5.295%	46,665.37	16,881.47	0.00	09/08/23	09/06/28	--	10,234,569.55	10,217,688.08	08/06/26
33	320611033	RT	Puyallup	WA	Actual/360	5.220%	39,613.03	10,908.83	0.00	09/10/23	09/06/28	--	8,812,687.01	8,801,778.18	08/06/26
35	301271660	RT	Oshkosh	WI	Actual/360	4.950%	28,380.31	10,125.86	0.00	09/12/23	08/06/28	--	6,658,138.02	6,648,012.16	08/06/26
36	320611036	IN	Bristol	PA	Actual/360	5.035%	25,623.41	9,409.17	0.00	09/13/23	10/06/28	--	5,909,875.26	5,900,466.09	08/06/26
37	320611037	RT	Indianapolis	IN	Actual/360	5.100%	20,280.37	9,581.87	0.00	09/14/23	03/06/27	--	4,617,920.59	4,608,338.72	08/06/26
Totals							3,718,968.87	553,746.55	0.00				941,972,547.78	941,418,801.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	40,131,012.93	10,370,588.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,267,401.64	12,917,846.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,134,988.00	2,810,273.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,393,632.54	0.00	--	--	08/11/26	29,170,962.58	1,192,251.55	174,528.24	5,117,540.17	298,305.38	0.00
5	42,231,728.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	177,456,385.50	47,640,243.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,339,869.97	2,029,200.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	13,261,571.24	3,164,541.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	29,828,608.36	18,135,909.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,591,798.76	1,954,611.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,513,608.00	3,050,378.88	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	18,409,985.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,715,454.64	727,100.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	8,281,004.46	2,070,250.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	5,893,299.08	1,742,308.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	21,160,307.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,878,814.60	655,542.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,856,016.53	420,734.37	01/01/26	03/31/26	08/11/26	0.00	0.00	110,809.43	110,809.43	0.00	0.00
21	1,272,029.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,980,792.24	641,852.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	2,601,909.30	632,464.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,227,688.66	1,139,365.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,441,540.22	338,804.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,498,185.72	469,493.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	11,740,498.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	920,530.12	233,527.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,332,372.16	696,590.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	856,393.34	197,246.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	808,271.30	212,870.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	512,403.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	436,538,100.69	112,251,745.71				29,170,962.58	1,192,251.55	285,337.67	5,228,349.60	298,305.38	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	51,809,330.82	0	0.00	1	51,809,330.82	0	0.00	0	0.00	0	0.00	4.590531%	4.552678%	21
07/17/26	0	0.00	0	0.00	1	51,886,529.68	0	0.00	1	51,886,529.68	0	0.00	0	0.00	0	0.00	4.590751%	4.552879%	22
06/17/26	0	0.00	0	0.00	1	51,970,587.51	0	0.00	1	51,970,587.51	0	0.00	0	0.00	0	0.00	4.590988%	4.557935%	23
05/15/26	0	0.00	0	0.00	1	52,047,094.78	0	0.00	1	52,047,094.78	0	0.00	0	0.00	0	0.00	4.591206%	4.558139%	24
04/17/26	0	0.00	0	0.00	1	52,130,486.10	0	0.00	1	52,130,486.10	0	0.00	0	0.00	0	0.00	4.591440%	4.558361%	25
03/17/26	0	0.00	0	0.00	1	52,206,307.59	0	0.00	1	52,206,307.59	0	0.00	0	0.00	1	15,486,498.52	4.591655%	4.558563%	26
02/18/26	0	0.00	0	0.00	1	52,303,512.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611198%	4.574348%	26
01/16/26	0	0.00	0	0.00	1	52,378,591.66	0	0.00	1	0.00	0	0.00	0	0.00	1	10,000,000.00	4.611421%	4.574556%	27
12/17/25	0	0.00	0	0.00	1	52,453,349.08	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	4.606479%	4.567279%	28
11/18/25	0	0.00	0	0.00	1	52,535,054.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606721%	4.567506%	29
10/20/25	0	0.00	0	0.00	1	52,609,140.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606940%	4.567712%	30
09/17/25	0	0.00	0	0.00	1	52,690,198.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.607179%	4.567937%	31
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	320611004	11/06/24	20	6	174,528.24	5,117,540.17	650,719.21	53,453,896.14	07/22/24	13			02/20/26
20	320611020	07/06/26	0	B	110,809.43	110,809.43	0.00	18,207,005.39	07/08/26	13
Totals					285,337.67	5,228,349.60	650,719.21	71,660,901.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		4,608,339	4,608,339	0		0
13 - 24 Months		320,949,636	320,949,636	0		0
25 - 36 Months		511,860,827	460,051,496	0		51,809,331
37 - 48 Months		0	0	0		0
49 - 60 Months		75,000,000	75,000,000	0		0
> 60 Months		29,000,000	29,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	941,418,801	889,609,470	0	0	51,809,331	0
Jul-26	941,972,548	890,086,018	0	0	51,886,530	0
Jun-26	942,567,385	890,596,798	0	0	51,970,588	0
May-26	943,116,224	891,069,130	0	0	52,047,095	0
Apr-26	943,706,314	891,575,828	0	0	52,130,486	0
Mar-26	944,250,288	892,043,980	0	0	52,206,308	0
Feb-26	960,437,980	892,619,657	0	0	67,818,324	0
Jan-26	960,997,479	893,083,346	0	0	67,914,134	0
Dec-25	971,554,576	893,545,057	0	0	68,009,519	10,000,000
Nov-25	972,155,716	894,041,475	0	0	78,114,240	0
Oct-25	972,707,835	894,499,097	0	0	78,208,738	0
Sep-25	973,304,161	894,991,556	0	0	78,312,605	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	320611004	51,809,330.82	53,453,896.14	33,290,000.00	06/26/26	843,279.54	0.23370	12/31/25	10/06/28	265
20	320611020	18,171,921.93	18,207,005.39	32,400,000.00	06/28/18	371,178.87	1.11570	03/31/26	09/06/28	264
Totals		69,981,252.75	71,660,901.53	65,690,000.00		1,214,458.41

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	320611004	OF	WA	07/22/24	13

Loan transferred to Special Servicing on imminent monetary default; receiver appointed 12/12/2024. Lender was the winning bidder at the March 2026 foreclosure auction and retained JLL as property manager. Asset has drawn strong interest from industrial developers, though in-place tenancy across the buildings clouds redevelopment timing. Special Servicer plans to pursue mutual termination agreements with existing tenants prior to marketing the asset in 2Q2027, with disposition targeted to close 4Q2027.

20	320611020	OF	CO	07/08/26	13

The Loan recently transferred to special servicing due to a non-mentary default related to cash management. The Borrower has not yet executed a Pre-negotiaton Letter.The Special Servicer has engaged counsel to draft the Cash Management

Agreement. As of Q1 2026 occupancy was 62% and the DSCR was 1.26x.The Loan is current on debt service through August 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	656120858	20,000,000.00	4.91800%	20,000,000.00 4.91800%		10	09/30/21	09/30/21	--
26	656120856	0.00	5.78500%	0.00	5.78500%	10	07/31/20	09/06/20	09/11/20
26	656120856	16,732,627.77	5.78500%	16,732,627.77 5.78500%		10	09/11/20	09/06/20	07/31/20
29	301271680	0.00	5.19350%	0.00	5.19350%	10	09/06/23	09/06/23	--
Totals		20,000,000.00		20,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	656120856 03/17/26	15,514,811.68	22,700,000.00	22,158,194.56	5,925,512.62	22,158,194.56	16,232,681.94	0.00	0.00	0.00	0.00	0.00%
32	307001009 01/16/26	10,000,000.00	70,200,000.00	10,257,211.45	257,211.45	10,257,211.45	10,000,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		25,514,811.68	92,900,000.00	32,415,406.01	6,182,724.07	32,415,406.01	26,232,681.94	0.00	0.00	0.00	0.00

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	656120856	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	307001009	01/16/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,170.02	0.00	0.00	125,521.84	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	2,118.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	447.78	0.00	0.00	0.00	0.00	0.00	0.00	39,921.11
Total	0.00	0.00	16,170.02	0.00	2,566.00	125,521.84	0.00	0.00	0.00	0.00	0.00	39,921.11
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		184,178.97

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Supplemental Notes
None

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